Long-Lived Assets and Goodwill	9 Months Ended
Sep. 30, 2020
Long Lived Assets and Goodwill [Abstract]
LONG-LIVED ASSETS AND GOODWILL

14. LONG-LIVED ASSETS AND GOODWILL

The Company accounts for long-lived assets in accordance with the provisions of ASC 360-10-35, Property, Plant and Equipment, Impairment or Disposal of Long-lived Assets. This accounting standard requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

The Company accounts for goodwill and intangible assets in accordance with ASC 350, Intangibles – Goodwill and Other. ASC 350 requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value. For the nine months ended September 30, 2020, the Company recorded no impairments.

The following table sets forth the changes in the carrying amount of goodwill for the nine months ended September 30, 2020:

(Amounts in US$'s)	Total
Balance at December 31, 2019	$56,386,796
Balance at September 30, 2020	$75,538,127

The following table sets forth the gross carrying amounts and accumulated amortization of the Company's intangible assets as of September 30, 2020 and December 31, 2019:

(Amounts in US$'s)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trade names	$5,643,204	$(489,222)	$5,153,982
Licenses	—	—	—
Technology	32,800,000	(4,308,333)	28,491,667
Customer relationships	15,110,792	(2,054,894)	13,055,898
Intellectual property	3,729,537	(51,799)	3,677,738
Noncompete	937,249	(39,052)	898,197
Total definite-lived intangible assets at December 31, 2019	$58,220,782	$(6,943,300)	$51,277,482
Trade names	$5,643,204	$(1,093,884)	$4,549,320
Licenses	410,000	—	410,000
Technology	32,823,992	(8,408,374)	24,415,618
Customer relationships	15,611,018	(4,379,965)	11,231,053
Intellectual property	3,729,537	(517,991)	3,211,546
Noncompete	937,249	(390,520)	546,729
Total definite-lived intangible assets at September 30, 2020	$59,155,000	$(14,790,734)	$44,364,266

Amortization expense of intangible assets was $2,621,315 and $2,243,135 for the three months ended September 30, 2020 and 2019, respectively, and $7,847,434 and $4,614,131 for the nine months ended September 30, 2020 and the period January 10, 2019 (Inception) to September 30, 2019, respectively.

As of September 30, 2020, assuming no additional amortizable intangible assets, the expected amortization expense for the unamortized acquired intangible assets for the next five years and thereafter was as follows:

(Amounts in US$'s)	Estimated
Remainder of 2020	$2,637,033
2021	10,508,774
2022	10,079,202
2023	10,079,202
2024	8,024,308
2025	2,621,877
2026	378,187
2027	35,683